INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS
Schedule of intangible assets and their related accumulated amortization

		Customer base
	Contract	and customer	Trade		Non-compete	Software
	backlog	relationship	name	Trademark	agreement	technology	Total

Balance as of January 1, 2011	$49	$3,630	$782	$—	$—	$—	$4,461
Acquisition	1,425	7,040	1,425	3,043	359	—	13,292
Amortization	(696)	(1,778)	(168)	(17)	(18)	—	(2,677)
Foreign currency translation adjustments	12	72	34	—	4	—	122

Balance as of December 31, 2011	790	8,964	2,073	3,026	345	—	15,198
Acquisition	1,470	15,200	29,989	513	1,887	2,459	51,518
Amortization	(1,611)	(3,400)	(428)	(157)	(225)	(237)	(6,058)
Impairment	—	—	(2,836)	(2,679)	—	—	(5,515)
Foreign currency translation adjustments	3	54	84	9	10	—	160

Balance as of December 31, 2012	$652	$20,818	$28,882	$712	$2,017	$2,222	$55,303

Gross carrying amount
Balance as of December 31, 2011	$1,673	$11,190	$2,235	$3,043	$359	—	$18,500
Balance as of December 31, 2012	$3,143	$26,390	$29,388	$877	$2,246	$2,459	$64,503

Accumulated amortization
Balance as of December 31, 2011	$883	$2,226	$162	$17	$14	—	$3,302
Balance as of December 31, 2012	$2,491	$5,572	$506	$165	$229	$237	$9,200